Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data		Common Stock [Member] Issuance 1 [Member]	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Issuance 1 [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings [Member] USD ($)	Issuance 1 [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2012	[1]		$ 1		$ 208,776		$ (222,535)		$ (13,758)
Balance (in Shares) at Dec. 31, 2012	[1]		12,022,826
Exercise of Warrants			1		180				181
Exercise of Warrants (in Shares)			69,886
Common stock issued in private placement (in Shares)			6,742,859
Share-based Compensation Expense					213				213
Net loss							(4,679)		(4,679)
Balance at Dec. 31, 2013	[1]		2		209,169		(227,214)		(18,043)
Balance (in Shares) at Dec. 31, 2013	[1]		18,835,571
Exercise of Warrants					963				963
Exercise of Warrants (in Shares)			443,563
Common stock issued for outside services				550				550	75
Common stock issued for outside services (in Shares)		355,000
Common stock issued, net of expenses			1		2,600				2,601
Common stock issued, net of expenses (in Shares)			5,610,351
Share-based Compensation Expense					51				51
Net loss							(27,346)		(27,346)
Balance at Dec. 31, 2014	[1]		$ 3		$ 213,333		$ (254,560)		$ (41,224)
Balance (in Shares) at Dec. 31, 2014	[1]		25,244,485

[1]	The financial statements have been retroactively restated to reflect the 10-for-1 reverse stock split that occurred on May 6, 2013.